Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Assets Pledged As Security [Abstract]
Financial Assets Charged as Security Under On-Balance Sheet and Off-Balance
The financial assets below are analysed between those assets accounted for on-balance sheet and off-balance sheet.

	Group
	2021	2020
	£m	£m
On-balance sheet:
Cash and balances at central banks	1,580	985
Loans and advances to banks	284	550
Loans and advances to customers – securitisations and covered bonds (See Note 14)	19,432	31,138
Loans and advances to customers – other	41,936	23,655
Other financial assets at amortised cost	—	648
Financial assets at fair value through other comprehensive income	4,363	5,581
Total on-balance sheet	67,595	62,557
Total off-balance sheet	14,449	24,701

Schedule of Collateral Held as Security For Assets
The collateral held as security for assets, analysed between those liabilities accounted for on balance sheet and off-balance sheet, was:

	Group
	2021	2020
	£m	£m
On-balance sheet:
Deposits by banks	931	2,063
Total on-balance sheet	931	2,063
Total off-balance sheet	17,781	30,510